As filed with the Securities and Exchange Commission on October 31, 2002	Registration No. 333-100209 Registration No. 811-09002
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-4
Post-Effective Amendment No. 1 To REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 and Amendment to REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Separate Account N of

ReliaStar Life Insurance Company
(formerly Separate Account One of Northern Life Insurance Company)

20 Washington Avenue South, Minneapolis, Minnesota 55401

Depositor's Telephone Number, including Area Code: (612) 372-5597

Julie E. Rockmore, Counsel
ReliaStar Life Insurance Company
151 Farmington Avenue, Hartford, CT 06156
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:
X	60 days after filing pursuant to paragraph (a)(1) of Rule 485 on December __, 2002 pursuant to paragraph (a)(1) of Rule 485
PARTS A AND B

The Profile and Prospectus and Statement of Additional Information each dated October 1, 2002, are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 1 by reference to Registrant's filing under Rule 485(b), as filed on October 1, 2002 (File No. 333-100209).

Supplement dated December __, 2002 to the Profile and Prospectus is included in Part A of this Post-Effective Amendment.

SEPARATE ACCOUNT N

ReliaStar Life Insurance Company

ADVANTAGESM

Supplement Dated December __, 2002 to
Profile and Prospectus dated October 1, 2002
as Supplemented October 1, 2002 and October 25, 2002

Effective March 3, 2003, the following applies to the offering of the ING GET Fund, Series V (GET V or the Series).

GENERAL DESCRIPTION OF GET V

GET V is an investment option that may be available during the accumulation phase of the contract. ReliaStar Life Insurance Company (the Company or we) makes a guarantee, as described below, when you direct money into GET V. ING Investments, LLC serves as the investment adviser and Aeltus Investment Management, Inc. serves as investment sub-adviser to GET V.

We will offer GET V shares only during its offering period, which is scheduled to run from March 13, 2003 through the close of business of the New York Stock Exchange on June 12, 2003. GET V may not be available under your contract or in your state. Please read the GET V prospectus for a more complete description of GET V, including its charges and expenses. A GET V prospectus may be obtained, free of charge, from our Administrative Service Center at the address listed in "The Company" section of the Prospectus, by accessing the SEC web site or by contacting the SEC Public Reference Room.

INVESTMENT OBJECTIVE OF GET V

GET V seeks to achieve maximum total return without exposing the Series assets to a market value loss by participating, to the extent possible, in favorable equity market performance during the guarantee period.

GET V's guarantee period runs from June 13, 2003 through June 13, 2008. During the offering period, all GET V assets will be invested in short-term instruments. During the guarantee period, the GET V asset allocation strategy seeks to optimize the exposure of the Series to an equity component while protecting Series assets. Assets allocated to the equity component may be reduced or eliminated in order to conserve assets at a level equal to or above the present value of the guarantee. Thus, GET V's asset allocation strategy will be implemented by allocating assets appropriately to the equity component and to the fixed component so that no amounts are due from the Company under the guarantee. Consequently, there can be no assurance as to the percentage of assets, if any, allocated to the equity component, or to any investment returns generated by GET V.

THE GET FUND GUARANTEE

The guarantee period for GET V will end on June 13, 2008, which is GET V's maturity date. The Company guarantees that the value of an accumulation unit of the GET V subaccount under the contract on the maturity date (as valued after the close of business on June 13, 2008), will not be less than its value as determined after the close of business on the last day of the offering period. If the value on the maturity date is lower than it was on the last day of the offering period, we will transfer funds from our general account to the GET V subaccount to make up the difference. This means that if you remain invested in GET V until the maturity date, at the maturity date you will receive no less than the value of your separate account investment directed to GET V as of the last day of the offering period, less any amounts you transfer or withdraw from the GET V subaccount and less any charges not included in the calculation of the GET V subaccount accumulation unit value, including the $30 annual contract charge.

Therefore, although the accumulation unit value of the GET V subaccount is guaranteed, the actual amount guaranteed may be less than the value of the amount invested in GET V on the last day of the offering period.

If you withdraw or transfer funds from GET V before the maturity date, we will process the transactions at the actual unit value next determined after we receive your order. The guarantee will not apply to these amounts.

[FORM NUMBER]	December 2002

MATURITY DATE

Before the maturity date, we will send a notice to each contact holder who has amounts in GET V. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET V amounts. If you do not make a choice on the maturity date, we will transfer your GET V amounts to the series of the GET Fund that we are currently offering at that time, assuming that we are offering a GET series at that time and that it is made available under your contract. If no GET Fund series is available, we will transfer your GET V amounts to a balanced fund advised by ING Investments, LLC (or another adviser affiliated with the Company) available under the Contract.

The table under item 5 of the Profile is supplemented as follows:

The following adds information about the GET V listed in this supplement to the Fund Expense table on page iv of the Profile. In addition to the insurance charges listed in the introduction to the Fund Expense table, the total annual insurance charges for GET V include the 0.50% GET V guarantee charge.

				Examples:
				Total Annual Expenses at End of:
			Total
	Total	Total	Annual	(1)	(2)	(1)	(2)
	Annual	Annual	Charges	1 Year	1 Year	10 Year*	10 Year*
	Insurance	Portfolio	Under	Transfer	Flex	Transfer	Flex
Portfolio	Charges	Charges	Contract	Series	Series	Series	Series
GET V	2.08%	1.00%	3.08%	$____	$____	N/A	N/A

*Because GET V is only available as an investment option for the five-year guarantee period, hypothetical total annual expenses for a 10-year period are not shown.

The following information supplements the "Fee Table" section of the Prospectus as follows:

FEES DEDUCTED FROM THE ING GET FUND SERIES V SUBACCOUNT
(Daily deductions equal to the given percentage of values invested in the subaccount on an annual basis)

Maximum Variable Account Annual Expenses (as a percentage of average account value)
Mortality and Expense Risk Charges						1.25%
Other Account Fees and Expenses (See "Administrative Charge")						0.15%
GET V Guarantee Charge (deducted daily during the Guarantee Period)						0.50%
Total Maximum Variable Account Annual Expenses						1.90%
In addition to the costs and expenses shown in this table, state premium taxes may also be applicable. For more information on state premium taxes, see "Premium and Other Taxes."

FEES DEDUCTED BY THE FUNDS
The following information supplements the Fund Expense Table contained in the "Fees Deducted by the Funds" section of the Prospectus:

ING GET Fund Series V Annual Expenses
(As a percentage of the average net assets)[1]

	Management (Advisory) Fees [2]	12b-1 Fee [3]	Other Expenses	Total Fund Annual Expenses	Fee and Expenses Waived or Reimbursed		Total Net Fund Annual Expenses [4]
ING GET Fund Series V	0.60%	0.25%	0.15%	1.00%	-		1.00%

For more information regarding expenses paid out of assets of the fund, see the GET V prospectus.

[1]		This table shows the estimated operating expenses for the Fund as a ratio of expenses to average daily net assets.
[2]		The Management (Advisory) Fee will be 0.25% during the offering period and 0.60% during the guarantee period.
[3]

Pursuant to a Plan of Distribution adopted by the Fund under Rule 12b-1 under the 1940 Act, the Fund pays ING Funds Distributor, Inc. (the "Distributor") an annual fee of up to 0.25% of average daily net assets attributable to the Fund's shares. The distribution fee may be used by the Distributor for the purpose of financing any activity which is primarily intended to result in the sale of shares of the Fund, including payment of the fee to Reliastar Life Insurance Company in connection with the use of the Fund under the Company's variable annuity contracts.

[4]

ING Investments, LLC has entered into an expense limitation contract with the Fund, under which it will limit expenses of the Fund, excluding expenses such as interest, taxes, brokerage and extraordinary expenses to 0.65% during the offering period and 1.00% during the guarantee period, through December 31, 2004. Fee waiver and/or reimbursements by ING Investments, LLC may vary in order to achieve such contractually obligated "Total Net Fund Annual Expenses".

2

The following information supplements the "Hypothetical Examples" section in the Prospectus:

Hypothetical Examples - ING GET Fund Series V

Account Fees Incurred Over Time. The following hypothetical examples show the fees paid over time if you invest $1,000 in the GET V investment option under the contract (until GET V's maturity date), assuming a 5% annual return on your investment.[5]

The examples are purely hypothetical.
They should not be considered a representation of past or future fees or expected returns.
Actual fees and/or returns may be more or less than those shown in these examples.

EXAMPLE A.

If a full withdrawal of the Contract Value is made at the end of the applicable time period, you would pay the following fees, including any applicable early withdrawal charge:

	1 Year		3 Years		5 Years
	Transfer Series	Flex Series	Transfer Series	Flex Series	Transfer Series	Flex Series
ING GET Fund Series V	$	$	$	$	$	$

EXAMPLE B.

If the Contract is annuitized at the end of the applicable time period or if it is not surrendered, you would pay the following fees (no early withdrawal charge is reflected).

	1 Year		3 Years		5 Years
	Transfer Series	Flex Series	Transfer Series	Flex Series	Transfer Series	Flex Series
ING GET Fund Series V	$	$	$	$	$	$

[5]

For the purpose of these examples, we deducted the maximum allowed under the Contract for the following fees: mortality and expense risk charge of 1.25% annually, an administrative expense charge of 0.15% annually, a GET V guarantee charge of 0.50% annually, an annual contract charge of $30.00 (converted to a percentage of assets equal to 0.177%) and all charges and expenses of the GET V Fund. Example A reflects an early withdrawal charge of 6% for the Transfer Series and 8% for the Flex Series of the account value at the end of year 1; 5%for the Transfer Series and 8% for the Flex Series of the account value at the end of year 3; and 2% for the Transfer Series and 6% for the Flex Series of the account value at the end of year 5.

[FORM NUMBER]	3			December 2002

PART C - OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements:
(1)	Part A:
Performance Information and Condensed Financial Information
(2)	Incorporated by reference in Part B:
Financial Statements of Separate Account N (formerly known as Separate Account One):
-		Statements of Assets and Liabilities as of December 31, 2001
-		Statements of Operations for the year ended December 31, 2001
-		Statements of Changes in Net Assets for the years ended December 31, 2001 and 2000
-		Notes to Financial Statements
-		Independent Auditors' Report
-		Report of Independent Auditors
-		Balance Sheets - Statutory Basis as of December 31, 2001 and 2000
-		Statements of Operations - Statutory Basis for the years ended December 31, 2001 and 2000
-		Statements of Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2001 and 2000
-		Statements of Cash Flows - Statutory Basis for the years ended December 31, 2001 and 2000
-		Notes to Financial Statements - Statutory Basis
(b)	Exhibits
	(1)	Resolution of the Executive Committee of the Board of Directors of Northern Life Insurance Company ("Depositor") Authorizing the Establishment of Separate Account One ("Registrant")(1)
	(2)	Not applicable
	(3.1)	Distribution and Administrative Services Agreement between Washington Square Securities, Inc. and Depositor(1)
	(3.2)	Selling Group (or Distribution) Agreement between Washington Square Securities, Inc. and Selling Group Members(1)
	(3.3)	Amended Broker/Dealer Variable Annuity Compensation Schedule(2)
	(4.1)	Individual Deferred Tax Sheltered Annuity Contract (Transfer Series)(1)
	(4.2)	Individual Deferred Annuity Contract (Transfer Series) for use with Non-Qualified Plans(1)
	(4.3)	Individual Deferred Retirement Annuity Contract (Transfer Series)(1)
	(4.4)	Flexible Premium Individual Deferred Tax-Sheltered Annuity Contract(1)
	(4.5)	Flexible Premium Individual Deferred Retirement Annuity Contract(1)
	(4.6)	ERISA Endorsement(3)
	(4.7)	TSA Endorsement(4)
	(4.8)	Contract Data Page Form No. 13000 (FL-PBC) 2-95 for use with Form No. 13000 (FL) 2-95 in Florida(5)
	(4.9)	Table of Sample Values Endorsement Form No. 13058 3-97 for use with Form No. 13000 (FL-PBC) 2-95 in Florida(5)
	(4.10)	Flexible Premium Individual Deferred Annuity Contract (457 Variable Annuity Contract)(1)
	(4.11)	Roth IRA Endorsement(1)
	(4.12)	Fixed Account C Endorsement(6)
	(4.13)	Waiver Endorsement(7)
	(4.14)	Internal Revenue Code Section 457 Endorsement (13086 8-99)(8)
	(4.15)	ReliaStar Endorsement (merger)(9)
	(5.1)	Contract Application Form (Transfer Series and Flex Series)(1)
	(6.1)	Amended Articles of Incorporation of Depositor(10)
	(6.2)	Amended Bylaws of Depositor(10)
	(7)	Not applicable
	(8.1)	Participation Agreement dated as of March 27, 2000 by and among AIM Variable Insurance Funds, A I M Distributors, Inc. and Northern Life Insurance Company(8)
(8.2)

Administrative Service Agreement dated as of March 27, 2000 between ReliaStar Life Insurance Company, Northern Life Insurance Company, ReliaStar Life Insurance Company of New York and AIM Advisors, Inc.(8)

	(8.3)	Participation Agreement dated as of June 30, 1995 by and among The Alger American Fund, Northern Life Insurance Company and Fred Alger and Company(1)
	(8.4)	Service Agreement dated as of August 8, 1997 by and between Fred Alger Management, Inc. and Northern Life Insurance Company(5)
	(8.5)	Participation Agreement dated January 1, 1995 among Fidelity Variable Insurance Products Fund, Fidelity Distributors Corporation, and Northern Life Insurance Company(1)
(8.6)

Amendment dated as of July 24, 1997 to Participation Agreement among Fidelity Variable Insurance Products Fund, Fidelity Distributors Corporation, and Northern Life Insurance Company dated as of January 1, 1995(5)

	(8.7)	Participation Agreement dated January 1, 1995 among Fidelity Variable Insurance Products Fund II, Fidelity Distributors Corporation, and Northern Life Insurance Company(1)
(8.8)

Amendment dated as of July 24, 1997 to Participation Agreement dated as of January 1, 1995 among Fidelity Variable Insurance Products Fund II, Fidelity Distributors Corporation, and Northern Life Insurance Company(5)

	(8.9)	Participation Agreement dated as of January 1, 1999 among Fidelity Variable Insurance Products Fund III, Fidelity Distributors Corporation and Northern Life Insurance Company(8)
	(8.10)	Service Agreement and Contract dated January 1, 1997 between ReliaStar Life Insurance Company, WSSI, and Fidelity Investments Institutional Operations Company and Fidelity Distributors Corporation(8)
	(8.11)	Fund Participation Agreement dated August 8, 1997 by and between the Janus Aspen Series and Northern Life Insurance Company(5)
	(8.12)	Service Agreement dated August 8, 1997 by and between Janus Capital Corporation and Northern Life Insurance Company(5)
(8.13)

Fund Participation Agreement dated August 8, 1997 by and among Northern Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc.(5)

(8.14)

Amendment No. 1 dated as of December 1, 1998 to Fund Participation Agreement dated December 1, 1998 by and among Northern Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc.(7)

(8.15)

Addendum dated as of May 1, 2000 to Fund Participation Agreement dated December 1, 1998 by and among Northern Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc.(8)

	(8.16)	Service Agreement effective August 8, 1997 by and between Neuberger Berman Management Inc. and Northern Life Insurance Company(5)
	(8.17)	Participation Agreement dated August 8, 1997 by and among OCC Accumulation Trust, Northern Life Insurance Company and OCC Distributors(5)
	(8.18)	Service Agreement dated as of August 8, 1997 by and between OpCap Advisors and Northern Life Insurance Company(5)
	(8.19)	Participation Agreement dated as of April 1, 2001 between Pilgrim Variable Products Trust, Northern Life Insurance Company and ING Pilgrim Securities, Inc.(11)
	(9)	Consent and Opinion of Counsel*
	(10)	Consent of Ernst & Young LLP, Independent Auditors*
	(11)	No Financial Statements are omitted from Item 23
	(12)	Not applicable
	(13)	Schedule of Computation of Performance Data(7)
	(14)	Powers of Attorney(12)
*	To be filed by amendment.
1.	Incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 20, 1998.
2.	Incorporated by reference to Post-Effective Amendment No. 9 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed November 5, 1999.
3.	Incorporated by reference to Post-Effective Amendment No. 1 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 23, 1996.
4.	Incorporated by reference to Post-Effective Amendment No. 3 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 28, 1997.
5.	Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed July 29, 1997.
6.	Incorporated by reference to Post-Effective Amendment No. 6 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed December 23, 1998.
7.	Incorporated by reference to Post-Effective Amendment No. 7 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 23, 1999.
8.	Incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 25, 2001.
9.	Incorporated by reference to Post-Effective Amendment No. 1 to the Registrant's Form N-4 Registration Statement File No. 333-100207, filed October 24, 2002.
10.	Incorporated by reference to the Form S-6 Registration Statement of Select-Life Variable Account (File No. 333-18517), filed December 23, 1996.
11.	Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on From N-4 File No. 33-90474, filed April 26, 2002.
12.	Incorporated by reference to the Registrant's Form N-4 Registration Statement File No. 333-100209, filed October 1, 2002.

Item 25. Directors and Principal Officers of the Depositor*
Name and Principal Business Address	Positions and Offices with Depositor
Keith Gubbay [1]	Director and President
Chris Duane Schreier[1]	Director, Senior Vice President and Chief Financial Officer
James Roderick Gelder[2]	CEO US Life Group
Theresa Avelline Wurst[2]	Executive Vice President and Assistant Secretary
Michael John Dubes[2]	Executive Vice President, US Life Group
Boyd George Combs[1]	Senior Vice President
Robert William Crispin[1]	Senior Vice President
Thomas J. McInerney[4]	Director
P. Randall Lowery[1]	Director
Mark Alan Tullis[1]	Director
David Scott Pendergrass[1]	Vice President and Treasurer
Timothy M. Carter[5]	Vice President
Anne Walling Dowdle[5]	Vice President
Ronald Emil Falkner[4]	Vice President
Joel Andrew Fink 8585 Stemmons Frwy. Dallas, TX 75247	Vice President
Thomas John Gibb[6]	Vice President
Arthur William Hultgren[2]	Vice President
Michael John Knipper[1]	Vice President
Patrick Ryan Lewis[7]	Vice President
Richard William McNeill[7]	Vice President
Donna Telkamp Mosely[5]	Vice President
Brian John Murphy[8]	Vice President
Curtis Warren Olson[5]	Vice President
Jeffrey William Seel[1]	Vice President
Fred Cooper Smith[1]	Vice President
Carol Sandra Stern[6]	Vice President
Laurie M. Tillinghast[4]	Vice President
John Hamilton Potter Wheat 12100 SW Tualatin Road Tualatin, OR 97062	Vice President
David Paul Wilken[7]	Vice President
Kevin James Paulson[5]	Vice President and Assistant Secretary
Gerald Martin Sherman[2]	Vice President and Associate General Counsel
Arnold Arthur Dicke, III[3]	Vice President and Chief Actuary
Kathy Anderson[1]	Vice President, Business Operations
Stephen Ross Pryde[3]	Vice President, Business Operations
Michael Anthony Lillie[3]	Vice President, Sales and Marketing
Paula Cludray-Engelke[2]	Secretary
*	These individuals may also be directors and/or officers of other affiliates of the Company.
1.	The principal business address of these directors and officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327-4390.
2.	The principal business address of these directors and officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.
3.	The principal business address of these officers is 1290 Broadway, Denver, CO 80203.
4.	The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, CT 06156.
5.	The principal business address of these officers is 100 Washington Square, Minneapolis, Minnesota 55401.
6.	The principal business address of these officers is 4601 Fairfax Drive, Arlington, Virginia 22203.
7.	The principal business address of these officers is 111 Washington Avenue South, Minneapolis, Minnesota 55401.
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
Incorporated herein by reference to Exhibit 99-B.16 to Registration Statement on Form N-4 (File No. 333-85326), as filed on April 1, 2002 for ReliaStar Life Insurance Company of New York.
Item 27. Number of Contract Owners
As of August 31, 2002, there were 60,065 owners of contracts holding interests in variable annuities funded through Separate Account N of ReliaStar Life Insurance Company.
Item 28. Indemnification

Reference is hereby made to Section 5.01 of Depositor's Bylaws, incorporated by reference to this registration statement. The Bylaws of Depositor mandate indemnification by Depositor of its directors, officers and certain others under certain conditions.

Section 4.01 of the Bylaws of Washington Square Securities, Inc. ("WSSI"), the principal underwriter of the Contracts, mandates indemnification by WSSI of its directors, officers, employees or agents under certain conditions.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Depositor or WSSI, pursuant to the foregoing provisions or otherwise, Depositor and WSSI have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Depositor of expenses incurred or paid by a director or officer or controlling person of Depositor or WSSI in the successful defense or any action, suit or proceeding) is asserted by such director, officer or controlling person of Depositor or WSSI in connection with the securities being registered, Depositor or WSSI, as the case may be, will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Groep N.V. has procured insurance from Lloyd's of London and several major United States and international excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor and WSSI.

Item 29. Principal Underwriter
(a)	Washington Square Securities, Inc. (WSSI) is the distributor and principal underwriter of the Contracts. WSSI also acts as the principal distributor and underwriter of:
-

variable annuity contracts issued by ReliaStar Life Insurance Company of New York ("RLNY") through the ReliaStar Life Insurance Company of New York Variable Annuity Separate Account II, a separate account of RLNY registered as a unit investment trust under the Investment Company Act of 1940.

(b)	The following are the directors and officers of the Principal Underwriter:
Name and Principal Business Address	Positions and Offices with Principal Underwriter
Michael J. Dubes[1]	Director, Executive Vice President and Vice Chairman
Miles Z. Gordon[2]	Director
Marc Lieberman[3]	Director, Chairman and Chief Executive
John Simmers[2]	Director
Paula Cludray-Engelke[4]	Secretary
Barbara S. Stewart[5]	President
Gene Grayson[5]	Executive Vice President
Karen Becker-Gemmill[5]	Senior Vice President and Chief Marketing Officer
Boyd George Combs[6]	Senior Vice President, Tax
David A. Sheridan[7]	Vice President
Kenneth Severud[5]	Vice President and Chief Operating Officer
Thad Ingersoll[1]	Assistant Vice President
Tom K. Rippberger[3]	Assistant Vice President
Daniel S. Kuntz[4]	Assistant Vice President, Treasurer and Chief Financial Officer
Allissa Archer Obler[1]	Assistant Secretary
Loralee A. Renelt[1]	Assistant Secretary
Rebecca A. Schoff[1]	Assistant Secretary
Glenn Allan Black[4]	Tax Officer
Joseph J. Elmy[6]	Tax Officer
G. Michael Fell[4]	Tax Officer
James Taylor[4]	Tax Officer
William Zolkowski[4]	Tax Officer
1	The principal business address of this director and these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.
2	The principal business address of these directors is 2780 Skypark Dr., Suite 300, Torrance, CA 90505.
3	The principal business address of this director and this officer is 111 Washington Avenue South, Minneapolis, Minnesota 55401-2106.
4	The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327-4390.
5	The principal business address of these officers is 20 Security Drive, Avon, Connecticut 06001.
6	The principal business address of these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
(c)	Compensation from January 1, 2001 to December 31, 2001:
(1)	(2)	(3)	(4)	(5)

Name of Principal Underwriter*	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation**

Washington Square Securities, Inc.				$5,805,006
*	Includes gross concessions associated with the distribution of all products issued by Separate Account N of ReliaStar Life Insurance Company.
Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

ReliaStar Life Insurance Company 20 Washington Avenue South Minneapolis, Minnesota 55401
Item 31. Management Services
Not applicable
Item 32. Undertakings
Registrant hereby undertakes:
(a)

to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)

to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.
(d)

The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)]

(e)

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(f)

The Depositor represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Separate Account N of ReliaStar Life Insurance Company has duly caused this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-100209) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 31st day of October, 2002.

SEPARATE ACCOUNT N OF RELIASTAR LIFE INSURANCE COMPANY
(Registrant)

By:	RELIASTAR LIFE INSURANCE COMPANY
(Depositor)
By:	Keith Gubbay*
Keith Gubbay President (principal executive officer)
As required by the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.
Signature	Title	Date

Keith Gubbay *	Director and President )
Keith Gubbay	(principal executive officer) )
)
Thomas J. McInerney*	Director )	October
Thomas J. McInerney	)	31, 2002
)
Randy Lowery*	Director )
P. Randall Lowery	)
)
Mark A. Tullis *	Director )
Mark A. Tullis	)
)
Chris Duane Schreier*	Director, Senior Vice President and Chief Financial Officer )
Chris Duane Schreier	(principal financial officer and principal accounting officer) )

By:	/s/ Michael A. Pignatella
Michael A. Pignatella *Attorney-in-Fact

SEPARATE ACCOUNT N Exhibit Index
Exhibit No.	Exhibit